CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 112,069,000
Restricted cash	35,095,000	$ 0
Materials and supplies	16,578,000	16,213,000
Prepaid expenses and other current assets	3,350,000	0
Total current assets	167,092,000	16,213,000
Oil and gas properties (Successful efforts method)
Oil and gas properties	1,068,322,000	4,382,289,000
Less: Accumulated depreciation, depletion and amortization	0	(3,693,325,000)
Total oil and gas properties - net	1,068,322,000	688,964,000
Other, net	5,497,000	6,404,000
Total assets	1,240,911,000	711,581,000
Liabilities and Stockholders' Equity/Parent Net Investment
Accounts payable and accrued expenses	57,651,000	5,384,000
Excise tax payable	2,308,000
Total current liabilities	61,259,000	17,902,000
Warrant liabilities	149,473,000
Asset retirement obligations	94,174,000	349,138,000
Senior Secured Term Loan including paid-in-kind interest, net	790,377,000	0
Deferred tax liabilities	19,781,000	0
Other	3,800,000	5,520,000
Total liabilities	1,118,864,000	372,560,000
Commitments and Contingencies (Note 8)
Stockholders' Equity/Parent Net Investment
Parent net investment	0	339,021,000	$ 362,596,000
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Common Stock	6,000	0
Additional paid-in capital	548,600,000	0
Accumulated deficit	(426,559,000)
Total Stockholders' Equity/Parent Net Investment	122,047,000	339,021,000
Total Liabilities and Stockholders' Equity/Parent Net Investment	1,240,911,000	711,581,000
Flame Acquisition Corp [Member]
Current assets:
Cash		267,816	100,256
Prepaid expenses		96,601	88,212
Cash and cash equivalents		267,816
Total current assets		364,417	188,468
Oil and gas properties (Successful efforts method)
Investments held in Trust Account		63,558,404	290,718,297
Total assets		63,922,821	290,906,765
Liabilities and Stockholders' Equity/Parent Net Investment
Excise tax payable		2,308,378
Income taxes payable		0	330,151
Promissory notes to related parties		1,128,630	370,000
Convertible promissory notes – related parties, at fair value		6,381,294	1,409,730
Total current liabilities		16,772,220	6,735,773
Warrant liabilities		39,213,750	12,149,250
Total liabilities		55,985,970	18,885,023
Commitments and Contingencies (Note 8)
Class A common stock subject to possible redemption; 6,104,682 and 28,750,000 shares at redemption value at December 31, 2023 and 2022, respectively ($10.41 and $10.10 at December 31, 2023 and 2022, respectively)		63,519,554	290,347,008
Stockholders' Equity/Parent Net Investment
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		0	0
Accumulated deficit		(55,583,422)	(18,325,985)
Total Stockholders' Equity/Parent Net Investment		(55,582,703)	(18,325,266)
Total Liabilities and Stockholders' Equity/Parent Net Investment		63,922,821	290,906,765
Non-related party [Member]
Liabilities and Stockholders' Equity/Parent Net Investment
Accounts payable and accrued expenses	57,651,000	5,384,000
Due to related party, net / Other current liabilities	1,300,000	1,148,000
Non-related party [Member] | Flame Acquisition Corp [Member]
Liabilities and Stockholders' Equity/Parent Net Investment
Accounts payable and accrued expenses		6,953,918	4,625,892
Due to related party, net [Member]
Liabilities and Stockholders' Equity/Parent Net Investment
Due to related party, net / Other current liabilities	$ 0	11,370,000
Common Class A [Member] | Flame Acquisition Corp [Member]
Stockholders' Equity/Parent Net Investment
Common Stock		719	0
Common Class B [Member] | Flame Acquisition Corp [Member]
Stockholders' Equity/Parent Net Investment
Common Stock		$ 0	$ 719